Other Long-Term Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Long-Term Liabilities [Line Items]
Current and long-term decommissioning liabilities	$ 2,900,000	$ 2,700,000
Interest expense	100,000
Decommissioning liabilities derecognized		0
Decommissioning liabilities, description	It is expected that the decommissioning liabilities will mature between 2026 and 2062.
Interest payments		$ 17,300,000
Expected undiscounted	$ 41,300,000